DEFERRED UNDERWRITING FEES AND GRANTS (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) shares
Number of shares issued to settle underwriting fees (in shares) | shares	275,000
Note payable	$ 2,850
Grants payable	2,499
Agrico Acquisition Corp [Member]
Deferred underwriting fees payable, noncurrent	$ 5,031